Share Capital and Dividends - Transaction Activity Related to Class of Shares (Details) - shares	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Balance (in shares)	95,195,816	92,725,616
Balance (in shares)	95,415,248	95,195,816